Convertible Preference Shares of Subsidiary (Details)	3 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended						3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended				0 Months Ended			3 Months Ended	11 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Mar. 10, 2011 Private Placement [Member] MTDC [Member] Convertible Preferred Stock [Member] Series C Convertible Preferred Stock [Member] USD ($)	Aug. 01, 2010 Private Placement [Member] MTDC [Member] USD ($)	May 25, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS to EEV and PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Mar. 10, 2011 Private Placement [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Aug. 01, 2010 Private Placement [Member] MTDC [Member] USD ($)	May 25, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS to EEV and PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Mar. 31, 2014 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Dec. 31, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] MYR	Dec. 09, 2011 MTDC [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 09, 2011 MTDC [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 14, 2010 MTDC [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Dec. 31, 2010 KMP [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2010 EEV [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2010 PMSB [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Aug. 01, 2010 Rights of the Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of the Holders of Series A and B CPS [Member]	Dec. 14, 2010 Series C SSA [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] KMP [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] EEV [Member]	Oct. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member] USD ($)	Oct. 11, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Mar. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Oct. 11, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] MTDC [Member]	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] MTDC [Member]	Mar. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Nov. 26, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] Minimum [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] Series C SSA [Member]	Nov. 26, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Mar. 31, 2014 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Nov. 26, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Mar. 31, 2014 Convertible Preferred Stock [Member] Series C CPS [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Rights of the Holders of Series A and B CPS [Member]	Dec. 31, 2011 Common Stock [Member] Convertible Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)	Mar. 10, 2011 Series C Convertible Preferred Stock [Member] Convertible Preferred Stock [Member] USD ($)	Nov. 26, 2013 WGBM [Member] Convertible Preferred Stock [Member] MYR	Mar. 31, 2014 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2013 Convertible Preferred Stock [Member] USD ($)	Aug. 01, 2010 Rights of the Holders of Series A and B CPS [Member]	Dec. 31, 2013 Rights of the Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of the Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of the Holders of Series A and B CPS [Member] USD ($)
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share						$ 1.5462		$ 2.25	$ 2.25	$ 2.25	$ 1.5462		$ 2.25	$ 2.25	$ 2.25							$ 2.3193																							$ 2.3193
Sale of Stock, Number of Shares Issued in Transaction						3,233,734					3,233,734											1,077,911	188,057	222,222				3,233,734	188,057	222,222															1,077,911	3,233,734
Conversion of Stock, Shares Issued																									444,444						444,444
Conversion of Stock, Amount Issued			$ 9,838,569																						$ 70,000						$ 70,000	$ 70,000
Share Price	$ 2.00	$ 5.96	$ 2.00	$ 2.98			$ 263.09					$ 263.09																				$ 2.00	$ 5.96	$ 2.00	$ 2.98				$ 5.96	$ 2.00	$ 2.98											$ 223.63									$ 223.63
Share Premium Percentage	8.00%																																																		20.00%									8.00%
Number Of Trading Days																				10 days						10 days											10 days																					10 days
Applicable Stock Price Calculation Percentage																					85.00%						85.00%											85.00%																							85.00%
Preferred Stock Conversion Rate																																																1		1									3
Denominator for Conversion of Preferred Stock																	100	100																																									100
Derivative Liability, Fair Value, Gross Liability																																1,082,351	1,212,385	1,082,351	1,210,909	1,245,101			1,207,762	446,602	619,652	2,135,715
Increase (Decrease) in Derivative Liabilities		(118,938)																															1,476	(128,558)	(34,192)				588,110	(173,050)	(1,516,063)
Derivative, Gain on Derivative																																		1,012,351
Applicable Stock Price																																											$ 154.05	$ 9.94
Conversion of Stock, Shares Converted					99.39																																											99.39		99.39			1,067,317
Stock Issued During Period, Value, Conversion of Convertible Securities			10,338,887																																												4,993,728		4,993,728				5,150,712
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000															200,000,000																																				200,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001															0.01																																				0.01
Preferred Stock, Shares Issued																854,723			4,977,345
Proceeds from Issuance of Convertible Preferred Stock																																																						5,000,000		8,842,256	8,842,256
Payments of Stock Issuance Costs																																																						$ 6,272		$ 118,413	$ 118,413